INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - GEOGRAPHIC DISTRIBUTION (Details 2) (Excess Mortgage Servicing Rights Investees)	Sep. 30, 2013
Total outstanding (percent)	100.00%
California
Total outstanding (percent)	22.10%
Florida
Total outstanding (percent)	8.80%
New York
Total outstanding (percent)	5.30%
Texas
Total outstanding (percent)	5.20%
Georgia
Total outstanding (percent)	4.20%
New Jersey
Total outstanding (percent)	3.80%
Illinois
Total outstanding (percent)	3.50%
Virginia
Total outstanding (percent)	3.10%
Maryland
Total outstanding (percent)	3.10%
Washington
Total outstanding (percent)	2.90%
Other US Locations
Total outstanding (percent)	38.00%